Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2023	Mar. 31, 2023
Accounts receivable, net	$ 864	$ 999
Equity method investments under fair value option	578	592
Contract liabilities	288	293
Other current liabilities	$ 217	$ 293
Common stock, par value (in usd per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	1,088,334,144	1,025,234,000
Common stock, shares issued (in shares)	1,025,234,000	1,025,234,000
Common stock, shares, outstanding (in shares)	1,025,234,000	1,025,234,000
Related Parties
Accounts receivable, net	$ 270	$ 402
Contract liabilities	119	135
Other current liabilities	$ 17	$ 17